Employee benefit expenses	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefit expenses [Abstract]
Employee benefit expenses
Note 9 – Employee benefit expenses
Employee benefit expenses (not including directors remuneration) comprise:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars
salary	31,865	28,585	23,345	9,911
Bonus	5,834	3,770	2,155	1,814
	37,699	32,355	25,500	11,725

Key management personnel compensation
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including the directors of the company, Chief executive officer, Chief finance officer, Chief operation officer and Chief sales officer.

Key management personnel expenses comprise:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars
Salary and management fees	5,013	6,158	4,916	1,559
Bonus	5,434	3,520	2,005	1,690
Directors remuneration	403	550	507	125
	10,850	10,228	7,428	3,374